OTHER CONTINGENCIES AND GUARANTEES (Details) In Millions, unless otherwise specified	1 Months Ended		12 Months Ended
	Mar. 31, 2008 USD ($)	Mar. 31, 2008 BRL	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)
OTHER CONTINGENCIES AND GUARANTEES [Abstract]
Liability for aggregate future remediation costs			$ 14	$ 13
Percentage of liability for aggregate remediation and associated costs, other than legal fees			24.30%
Remediation period			30 years
Amount awarded to Petroplus	13	23
Current value of judgment			39
Estimated range of loss in excess of amounts accrued, minimum			0
Estimated range of loss in excess of amounts accrued, maximum			33
Letter of credit			12
Letter of credit, amount outstanding			$ 0